Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income including noncontrolling interests	$ 822.4	$ 523.8	$ 488.8
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	455.1	416.3	400.9
Deferred income tax (benefit) expense, net	(68.8)	110.1	77.4
Provision for uncollectible accounts	35.6	30.7	21.7
Changes in unrealized gains and losses on derivative instruments	(132.8)	(82.0)	(91.6)
Impairment of Partnership tradenames and trademarks	75.0	0.0	0.0
Equity-based compensation expense	22.5	19.3	23.8
Loss on extinguishments of debt	0.0	59.7	48.9
Settlement of UGI Utilities interest rate protection agreements	0.0	0.0	(36.0)
Loss on private equity partnership investment	0.0	11.0	0.0
Other, net	10.7	44.1	(7.3)
Net change in:
Accounts receivable and accrued utility revenues	(147.6)	(103.6)	37.3
Inventories	(37.4)	(64.7)	29.4
Utility deferred fuel costs, net of changes in unsettled derivatives	31.1	(15.4)	(22.7)
Accounts payable	65.1	49.9	(40.0)
Other current assets	(26.6)	(37.5)	(8.6)
Other current liabilities	(19.0)	2.7	47.7
Net cash provided by operating activities	1,085.3	964.4	969.7
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(574.4)	(638.9)	(563.8)
Acquisitions of businesses and assets, net of cash acquired	(187.2)	(100.8)	(61.2)
Other, net	13.0	(29.0)	12.7
Net cash used by investing activities	(748.6)	(768.7)	(612.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends on UGI Common Stock	(176.9)	(168.9)	(160.7)
Distributions on AmeriGas Partners publicly held Common Units	(263.0)	(261.6)	(257.3)
Issuances of debt, net of issuance costs	124.4	1,307.1	1,629.5
Repayments of debt, including redemption premiums	(149.1)	(1,064.8)	(1,569.9)
Receivables Facility net (repayments) borrowings	(37.0)	13.5	6.0
Increase in short-term borrowings	93.5	61.2	95.7
Issuances of UGI Common Stock	34.9	11.0	13.7
Repurchases of UGI Common Stock	(59.8)	(43.3)	(47.6)
Other	(5.2)	(0.8)	15.5
Net cash used by financing activities	(438.2)	(146.6)	(275.1)
Effect of exchange rate changes on cash and cash equivalents	(5.0)	1.2	(2.9)
CASH AND CASH EQUIVALENTS
End of year	568.7	518.4	439.0
Beginning of year	462.2	568.7	518.4
(Decrease) increase	(106.5)	50.3	79.4
Cash paid for:
Interest	221.7	202.1	228.9
Income taxes	$ 118.0	$ 98.0	$ 134.5